Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
January 31, 2017

Dates Covered
Collections Period	01/01/17 - 01/31/17
Interest Accrual Period	01/17/17 - 02/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/16	375,546,701.51	25,550
Yield Supplement Overcollateralization Amount 12/31/16	9,719,270.53	0
Receivables Balance 12/31/16	385,265,972.04	25,550
Principal Payments	17,534,249.06	528
Defaulted Receivables	635,227.23	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/17	9,047,123.16	0
Pool Balance at 01/31/17	358,049,372.59	24,986

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	34.53%

Prepayment ABS Speed	1.43%

Overcollateralization Target Amount	16,112,221.77
Actual Overcollateralization	16,112,221.77

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	39.51

Delinquent Receivables:
Past Due 31-60 days	7,355,423.18	397
Past Due 61-90 days	1,975,650.32	107
Past Due 91-120 days	383,799.67	23
Past Due 121+ days	0.00	0
Total	9,714,873.17	527

Total 31+ Delinquent as % Ending Pool Balance	2.71%

Recoveries	357,227.66

Aggregate Net Losses/(Gains) - January 2017	277,999.57

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.87%
Prior Net Losses Ratio	1.03%
Second Prior Net Losses Ratio	1.41%
Third Prior Net Losses Ratio	1.45%
Four Month Average	1.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.36%

Flow of Funds	$ Amount

Collections	19,083,654.19
Advances	(9,559.07)
Investment Earnings on Cash Accounts	6,794.67
Servicing Fee	(321,054.98)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,759,834.81

Distributions of Available Funds
(1) Class A Interest	369,441.24
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	597,727.35
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,112,221.77
(7) Distribution to Certificateholders	1,646,758.20
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,759,834.81

Servicing Fee	321,054.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 01/17/17	358,647,099.94
Principal Paid	16,709,949.12
Note Balance @ 02/15/17	341,937,150.82

Class A-1
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2a
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2b
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-3
Note Balance @ 01/17/17	230,317,099.94
Principal Paid	16,709,949.12
Note Balance @ 02/15/17	213,607,150.82
Note Factor @ 02/15/17	60.3410031%

Class A-4
Note Balance @ 01/17/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	107,600,000.00
Note Factor @ 02/15/17	100.0000000%

Class B
Note Balance @ 01/17/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	20,730,000.00
Note Factor @ 02/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	403,127.49
Total Principal Paid	16,709,949.12
Total Paid	17,113,076.61

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.76833%
Coupon	0.99833%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	218,801.24
Principal Paid	16,709,949.12
Total Paid to A-3 Holders	16,928,750.36

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4078875
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.9072568
Total Distribution Amount	17.3151443

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6180826
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.2032461
Total A-3 Distribution Amount	47.8213287

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	35.77
Noteholders' Principal Distributable Amount	964.23

Account Balances	$ Amount

Advances
Balance as of 12/31/16	88,422.91
Balance as of 01/31/17	78,863.84
Change	(9,559.07)

Reserve Account
Balance as of 01/17/17	2,527,722.68
Investment Earnings	899.01
Investment Earnings Paid	(899.01)
Deposit/(Withdrawal)	-
Balance as of 02/15/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68